Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net loss	$ (5,255,271)	$ (364,477)	$ (1,980,151)	$ (86,700)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,144	6,721	9,839	1,530
Shares issued for services	4,500,523		21,350
Deferred financing expense	105,731
Accretion on convertible notes	123,666		2,957
Stock issuable for services			1,448,411
Changes in operating assets and liabilities:
Prepaid rent	5,078	(20,300)	(5,075)	(8,559)
Accounts payable and accrued liabilities	71,944	26,221	89,484	70,234
Net cash used in operating activities	(465,735)	(351,835)	(413,186)	(23,495)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Investment in property and equipment	(199,751)	(166,967)	(219,687)
Net cash used in investing activities	(199,751)	(166,967)	(219,687)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from convertible notes	715,801		30,000
Proceeds from the sale of common stock			67,500
Receipt from advances receivable	43,000	664,500	674,500
Advances from related party	47,200	2,500	12,500	9,437
Repayment of debt	(70,000)	(35,429)	(35,429)
Repayment to related party	(45,015)	(97,945)	(110,742)
Net cash provided by financing activities	690,986	533,626	638,329	9,437
INCREASE IN CASH	25,500	14,824	5,456	(14,058)
CASH, BEGINNING OF PERIOD	5,553	97	97	14,155
CASH, END OF PERIOD	31,053	14,921	5,553	97
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	679		1,994
Income taxes paid